Concentration of Credit Risks	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risks [Abstract]
Concentration of credit risks

Note 5. Concentration of credit risks

Financial instruments subject to credit risk

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Group’s cash and cash equivalents are mostly held with one large financial institution. Management believes that the financial institution that holds most of its cash and cash equivalents is financially sound and, accordingly, is subject to minimal credit risk. However, to the extent that such deposits exceed the maximum insurance levels, they are uninsured.

Customer concentration

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. It generally does not require collateral on trade accounts receivable.

Summarized below are the clients whose revenue was 10% or higher than the respective total consolidated net sales for the six months ended June 30, 2026 and 2025, and the clients whose net trade accounts receivable balances (excluding related party receivables) represented 10% or more of total consolidated net trade accounts receivable balances as of June 30, 2026 and December 31, 2025. In addition, the Group notes that some of its clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in the Group’s customer orders which would adversely affect its operating results.

Revenue concentration	Unaudited 6 months ended June 30,
(% of total revenue)	2026	2025
Semiconductors segment
International computer and hardware manufacturer	14%	8%
International distributor of semiconductors, electronics	15%	9%

Receivables concentration	As of June 30, 2026 (unaudited)		As of December 31, 2025
(% of total accounts receivable and maximum amount of loss due to credit risk)%		USD’000%		USD’000
Semiconductors segment
International computer and hardware manufacturer	15%	856	25%	1,196
International distributor of semiconductors, electronics	11%	617	3%	134